long-term debt - Long-term debt maturities (Details) - CAD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2024
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	$ 2,975.0	$ 3,314.0
Total	56,687.0	57,627.0
Composite long-term debt
long-term debt
Total	29,483.0
Total	22,556.0
Total	52,039.0
Canadian Dollars
long-term debt
Total	19,378.0
Total	12,250.0
Total	31,628.0
Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	16,913.0
Future cash outflows in respect of associated interest and like carrying costs	11,500.0
Undiscounted contractual maturities	28,413.0
Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	2,465.0
Future cash outflows in respect of associated interest and like carrying costs - Finance leases	750.0
Undiscounted contractual maturities - Finance leases	3,215.0
U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	10,523.0
Future cash outflows in respect of associated interest and like carrying costs	10,145.0
Undiscounted contractual maturities	20,668.0
U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	196.0
Future cash outflows in respect of associated interest and like carrying costs - Finance leases	68.0
Undiscounted contractual maturities - Finance leases	264.0
U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(10,919.0)
Future cash outflows in respect of associated interest and like carrying costs - Derivative Liabilities	(3,386.0)
Undiscounted contractual maturities - Derivative Liabilities, Receive	(14,305.0)
U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	10,027.0
Future cash outflows in respect of associated interest and like carrying costs - Derivative Liabilities	3,390.0
Undiscounted contractual maturities - Derivative Liabilities, Pay	13,417.0
U.S. Dollars | Composite long-term debt
long-term debt
Total	9,827.0
Total	10,217.0
Total	20,044.0
Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	278.0
Future cash outflows in respect of associated interest and like carrying costs - Finance leases	89.0
Undiscounted contractual maturities - Finance leases	367.0
First year
long-term debt
Total	6,314.0	7,716.0
First year | Composite long-term debt
long-term debt
Total	2,613.0
First year | Canadian Dollars
long-term debt
Total	522.0
First year | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments			$ 321.0
First year | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	201.0
First year | U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	2,094.0
First year | U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	21.0
First year | U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(2,094.0)
First year | U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	2,038.0
First year | U.S. Dollars | Composite long-term debt
long-term debt
Total	2,059.0
First year | Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	32.0
2 years hence
long-term debt
Total	4,777.0	4,507.0
2 years hence | Composite long-term debt
long-term debt
Total	1,973.0
2 years hence | Canadian Dollars
long-term debt
Total	424.0
2 years hence | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	50.0
2 years hence | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	374.0
2 years hence | U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	1,563.0
2 years hence | U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	34.0
2 years hence | U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(1,564.0)
2 years hence | U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	1,459.0
2 years hence | U.S. Dollars | Composite long-term debt
long-term debt
Total	1,492.0
2 years hence | Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	57.0
3 years hence
long-term debt
Total	3,690.0	3,801.0
3 years hence | Composite long-term debt
long-term debt
Total	2,366.0
3 years hence | Canadian Dollars
long-term debt
Total	2,286.0
3 years hence | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	1,952.0
3 years hence | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	334.0
3 years hence | U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	33.0
3 years hence | U.S. Dollars | Composite long-term debt
long-term debt
Total	33.0
3 years hence | Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	47.0
4 years hence
long-term debt
Total	2,898.0	2,926.0
4 years hence | Composite long-term debt
long-term debt
Total	1,745.0
4 years hence | Canadian Dollars
long-term debt
Total	1,669.0
4 years hence | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	1,404.0
4 years hence | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	265.0
4 years hence | U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	37.0
4 years hence | U.S. Dollars | Composite long-term debt
long-term debt
Total	37.0
4 years hence | Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	39.0
5 years hence
long-term debt
Total	2,988.0	3,239.0
5 years hence | Composite long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	1,905.0
5 years hence | Canadian Dollars
long-term debt
Total	1,871.0
5 years hence | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	1,652.0
5 years hence | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	219.0
5 years hence | U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	39.0
5 years hence | U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(995.0)
5 years hence | U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	962.0
5 years hence | U.S. Dollars | Composite long-term debt
long-term debt
Total	6.0
5 years hence | Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	28.0
5 years hence to 10 years
long-term debt
Total	11,107.0	11,033.0
5 years hence to 10 years | Composite long-term debt
long-term debt
Total	6,908.0
5 years hence to 10 years | Canadian Dollars
long-term debt
Total	5,714.0
5 years hence to 10 years | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	5,251.0
5 years hence to 10 years | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	463.0
5 years hence to 10 years | U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	1,279.0
5 years hence to 10 years | U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	32.0
5 years hence to 10 years | U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(3,553.0)
5 years hence to 10 years | U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	3,364.0
5 years hence to 10 years | U.S. Dollars | Composite long-term debt
long-term debt
Total	1,122.0
5 years hence to 10 years | Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	72.0
Thereafter
long-term debt
Total	24,913.0	$ 24,405.0
Thereafter | Composite long-term debt
long-term debt
Total	11,973.0
Thereafter | Canadian Dollars
long-term debt
Total	6,892.0
Thereafter | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	6,283.0
Thereafter | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	609.0
Thereafter | U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	5,587.0
Thereafter | U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(2,713.0)
Thereafter | U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	2,204.0
Thereafter | U.S. Dollars | Composite long-term debt
long-term debt
Total	5,078.0
Thereafter | Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	$ 3.0